Investments accounted for using the equity method - share of earnings of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Joint Ventures	€ 200	€ 221	€ 381
Associates	(2)	6	9
Other	10	13	10
Net profit (loss)	€ 208	€ 240	€ 400